SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	6 Months Ended
Jun. 30, 2014 item
Income (Loss) Per Share:
Potentially dilutive of share options, unvested restricted common shares and convertible senior notes (in shares)	0
Number of series of common stock	2
Percentage of acquired brand income distributed	95.00%